NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details)									1 Months Ended			3 Months Ended			12 Months Ended
	Oct. 31, 2015	Aug. 28, 2015 USD ($)	Jun. 29, 2015 USD ($)	Jun. 11, 2015 USD ($)	May. 11, 2015 USD ($)	Jul. 11, 2014 USD ($)	Feb. 28, 2014 USD ($)	Feb. 03, 2014 USD ($)	Sep. 30, 2015 $ / shares shares	May. 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Nov. 30, 2015 $ / shares	Nov. 18, 2015 $ / shares	Mar. 31, 2015 $ / shares	Oct. 01, 2014 $ / shares	Sep. 30, 2013 USD ($)
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Term		6 years
Debt Instrument, Face Amount		$ 200,000	$ 50,000		$ 300,000
Debt Instrument, Interest Rate, Stated Percentage		38.00%	40.00%		35.00%
Repayments of Notes Payable															$ 808,226	$ 180,229
Class of Warrant or Rights, Exercised (in Shares) | shares																9,200
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares															$ 20.00			$ 3.125	$ 5.00	$ 5.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																43,097
Debt Instrument, Maturity Date			Oct. 29, 2015		Nov. 06, 2015
Notes Payable												$ 1,139,046			$ 452,723	$ 1,139,046
Interest Paid															$ 201,861	62,683
Warrants Issued with Demand Note [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Class of Warrant or Rights, Exercised (in Shares) | shares															2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares															$ 5.00
Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Face Amount						$ 60,000									$ 60,000
Debt Instrument, Interest Rate, Stated Percentage						15.00%
Debt Instrument, Periodic Payment						$ 7,027.99									$ 7,028
Debt Instrument, Maturity Date						Apr. 11, 2015									Apr. 11, 2015
Debt Instrument, Frequency of Periodic Payment						eight monthly principal and interest payments
Debt Instrument, Periodic Payment, Interest						$ 750
Convertible Notes Payable [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Face Amount															$ 30,375
Debt Conversion, Description															6 of the 8 note holders converted 100% of their notes and the remaining 2 had partial conversions
Bridge Loan [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Face Amount															$ 600,000
Repayments of Debt															108,016
Chief Executive Officer [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Term							60 days
Debt Instrument, Face Amount							$ 25,000
Debt Instrument, Interest Rate, Stated Percentage							3.00%
Repayments of Notes Payable												17,500
Class of Warrant or Rights, Exercised (in Shares) | shares									2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 10.00
Debt Instrument, Maturity Date							Mar. 31, 2016
Repayments of Debt												17,500
Notes Payable												7,500				$ 7,500
Director [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																	$ 6.25
Director [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Term				90 days
Debt Instrument, Face Amount				$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%			8.00%
Debt Instrument, Payment Terms	payment due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market
Automobiles [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Term																minus 1 year
Number of Notes Payable																3
Debt Instrument, Face Amount												$ 49,503				$ 49,503
Debt Instrument, Interest Rate, Stated Percentage												4.00%				4.00%
Repayments of Notes Payable															$ 145,863
Repayments of Debt												$ 15,844
Number of Vehicles																3
Conversion of Note Payable #1 [Member] | Convertible Notes Payable [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares															50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 5.00
Partial Conversion of Notes Payable [Member] | Convertible Notes Payable [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares															$ 3.125
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares															89,364
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 3.49
Insurance Coverage [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Term															11 months	11 months
Number of Notes Payable															2	2
Debt Instrument, Interest Rate, Stated Percentage												7.50%				7.50%
Repayments of Debt																$ 131,582
Insurance Coverages, Inland Marine, General and Product Liability Risk Exposures [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Face Amount												$ 27,963			$ 2,761	27,963
Debt Instrument, Interest Rate, Stated Percentage															7.50%
Insurance Coverage, Directors and Officers' Insurance [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Face Amount												40,300			$ 60,696	40,300
Debt Instrument, Interest Rate, Stated Percentage															7.50%
Note Payable Converted to Installment Note [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															16.00%
Note Payable Converted to Installment Note [Member] | Convertible Notes Payable [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															11.00%
Third-Party Hardware [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Face Amount												$ 250,000				$ 250,000					$ 50,000
Debt Instrument, Interest Rate, Stated Percentage												12.90%				12.90%					9.90%
Repayments of Debt																$ 48,646
Debt Instrument, Increase (Decrease), Other, Net														$ (50,000)		200,000
Interest Paid																2,807
Notes Payable from Individuals [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Term										36 months
Number of Notes Payable										8
Debt Instrument, Face Amount										$ 607,500
Debt Instrument, Interest Rate, Stated Percentage										50.00%
Repayments of Debt												$ 30,375
Proceeds from Short-term Debt										$ 405,000
Debt Instrument, Frequency of Periodic Payment										requires a specific repayment amount be made by the Company every six months, commencing six months after the note is issued
Debt Instrument, Payment Terms										The Company is required to repay 10%, 30% and 60% of the aggregate repayment amount in years one, two and three of the notes’ term, respectively.
Debt Instrument, Unamortized Discount										$ 202,500		37,933				$ 37,933
Third Party Equipment [Member] | Director [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Number of Notes Payable											2
Debt Instrument, Face Amount											$ 313,477
Debt Instrument, Interest Rate, Stated Percentage											16.00%
Interest Paid												$ 26,526		$ 23,646
Debt Instrument, Maturity Date, Description													extended the maturity dates of the notes by six months, making the notes due in November 2014
City of Pharr, TX [Member] | Notes Payable, Other Payables [Member]
NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Details) [Line Items]
Debt Instrument, Face Amount								$ 475,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Debt Instrument, Maturity Date, Description								The loan principal amount is expected to be due in full on the earlier to occur of the 18-month anniversary of the loan or the receipt by the Company of $2.0 million in proceeds from an EB-5 visa funding arrangement the Company is pursuing.